CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenues	$ 3,354,437	$ 1,451,471	$ 6,561,998	$ 4,337,962
Cost of Goods Sold	941,388	478,399	1,814,281	1,528,008
Gross margin	2,413,049	973,072	4,747,717	2,809,954
Operating expenses
General and administrative	2,170,217	224,874	2,830,615	832,513
Transaction expenses	646,303	9,066	1,653,448	66,411
Total operating expenses	59,479,147	1,247,428	62,958,678	4,332,582
Net operating loss	(57,066,098)	(274,356)	(58,210,961)	(1,522,628)
Other (expense) income:
Interest expense	(232,082)	(36,312)	(591,087)	(163,574)
Gain on forgiveness of debt	(740,979)		(740,979)
Other (expense) income	(2)			19,619
Total other income (expense)	4,764,543	(57,941)	3,335,406	(51,507)
Loss before benefit from income taxes	(52,301,555)	(332,297)	(54,875,555)	(1,574,135)
Benefit from income tax	550,030	233,716	2,791,238	590,954
Net loss attributable to stockholders	$ (51,751,525)	$ (111,046)	$ (52,084,317)	$ (986,908)
Net loss income per share attributable to common shareholders:
Basic loss per share	$ (3.43)	$ (0.01)	$ (6.24)	$ (0.10)
Diluted loss per share	$ (3.43)	$ (0.01)	$ (6.24)	$ (0.10)
Weighted average number of shares outstanding, basic income	15,077,548	9,998,446	8,351,249	9,998,446
Weighted average number of shares outstanding, diluted income	15,077,548	9,998,446	8,351,249	9,998,446
iDoc
Revenues
Revenues					$ 6,626,190	$ 8,509,237
Cost of Goods Sold					2,451,633	3,229,891
Gross margin					4,174,557	5,279,346
Operating expenses
General and administrative					6,052,031	1,824,460
Compensation and related benefits					2,044,822	2,688,844
Transaction expenses					358,471	587,852
Professional fees					87,886	105,996
Total operating expenses					8,543,210	5,207,152
Net operating loss					(4,368,653)	72,194
Other (expense) income:
Interest expense					(317,048)	(152,626)
Change in fair value on derivative					90,200	(64,731)
Gain on forgiveness of debt					107,862
Impairment charges					(104,076)
Other (expense) income					(338,813)	135,570
Total other income (expense)					(561,875)	(81,787)
Loss before benefit from income taxes					(4,930,528)	(9,593)
Benefit from income tax					1,070,410	(8,531)
Net loss attributable to stockholders					$ (3,860,118)	$ (18,124)
Net loss income per share attributable to common shareholders:
Basic loss per share					$ (775.4)	$ (3.6)
Diluted loss per share					$ (775.4)	$ (3.6)
Weighted average number of shares outstanding, basic income					4,978	4,978
Weighted average number of shares outstanding, diluted income					4,978	4,978
Subscription fees
Revenues
Revenues	$ 1,037,457	$ 947,525	$ 3,080,085	$ 3,131,347
Professional services and other fees
Revenues
Revenues	396,455	283,968	1,145,930	762,300
Technical engineering fees
Revenues
Revenues	806,456	$ 219,978	1,159,345	$ 444,315
Patient fees
Revenues
Revenues	623,198		654,718
Patient fees | iDoc
Revenues
Revenues					$ 3,475,666	$ 5,398,566
Telehealth fees
Revenues
Revenues	485,971		516,540
Telehealth fees | iDoc
Revenues
Revenues					2,434,210	2,053,497
Institutional fees
Revenues
Revenues	$ 4,900		$ 5,380
Institutional fees | iDoc
Revenues
Revenues					$ 716,314	$ 1,057,174